Annual Operating Expenses - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Digital Health ETF - Fidelity Digital Health ETF	Oct. 30, 2023
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%